Inventories (Details Textual) - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Inventory Write-Down	HKD (680)	HKD 354	HKD 2,929